Long Term Liabilities to Banks and Others (Tables)	12 Months Ended
Dec. 31, 2017
Long Term Liabilities to Banks and Others [Abstract]
Schedule of long term liabilities to banks and others composition

December 31, 2017	Linkage Basis	Long-term liabilities	Current maturities	Total long-term liabilities net of current maturities	Total long-term liabilities net of current maturities
Interest rate		December 31, 2017			December 31, 2016
%
2.5-5.81	NIS (Unlinked)	$175,592	42,839	132,753	$115,529
2-5	USD (Unlinked)	3,725	862	2,863	-
		$179,317	43,701	135,616	$115,529

Schedule of long term liabilities to banks and others maturity dates

	December 31,
	2016	2017
First year (current maturities)	$40,054	$43,701
Second year	33,803	53,645
Third year	37,836	34,270
Fourth year	21,663	19,066
Fifth year and thereafter	22,227	28,635
Total	$155,583	$179,317